Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000000137 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
C000000137 [Member] | General Mills Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[1]
C000000137 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
C000000137 [Member] | Loews Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[1]
C000000137 [Member] | Halliburton Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
C000000137 [Member] | Amphenol Corp Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
C000000137 [Member] | Palantir Technologies Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[1]
C000000137 [Member] | Agilent Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
C000000137 [Member] | Fifth Third Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
C000000137 [Member] | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[1]
C000000137 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000000137 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000000137 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000000137 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000000137 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000000137 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000000137 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000000137 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000000137 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000000137 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000000137 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000000137 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000000139 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[2]
C000000139 [Member] | General Mills Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[2]
C000000139 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[2]
C000000139 [Member] | Loews Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[2]
C000000139 [Member] | Halliburton Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[2]
C000000139 [Member] | Amphenol Corp Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[2]
C000000139 [Member] | Palantir Technologies Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[2]
C000000139 [Member] | Agilent Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[2]
C000000139 [Member] | Fifth Third Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[2]
C000000139 [Member] | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[2]
C000000139 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000000139 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000000139 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000000139 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000000139 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000000139 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000000139 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000000139 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000000139 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000000139 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000000139 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000000139 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000000140 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[3]
C000000140 [Member] | General Mills Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[3]
C000000140 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[3]
C000000140 [Member] | Loews Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[3]
C000000140 [Member] | Halliburton Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[3]
C000000140 [Member] | Amphenol Corp Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[3]
C000000140 [Member] | Palantir Technologies Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[3]
C000000140 [Member] | Agilent Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[3]
C000000140 [Member] | Fifth Third Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[3]
C000000140 [Member] | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[3]
C000000140 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000000140 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000000140 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000000140 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000000140 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000000140 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000000140 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000000140 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000000140 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000000140 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000000140 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000000140 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000162280 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[4]
C000162280 [Member] | General Mills Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[4]
C000162280 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[4]
C000162280 [Member] | Loews Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[4]
C000162280 [Member] | Halliburton Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[4]
C000162280 [Member] | Amphenol Corp Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[4]
C000162280 [Member] | Palantir Technologies Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[4]
C000162280 [Member] | Agilent Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[4]
C000162280 [Member] | Fifth Third Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[4]
C000162280 [Member] | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[4]
C000162280 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000162280 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000162280 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000162280 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000162280 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000162280 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000162280 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000162280 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000162280 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000162280 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000162280 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000162280 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%

[1]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[2]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[3]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[4]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.